Intangible Assets other than Goodwill	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets other than Goodwill
21.	Intangible Assets other than Goodwill

(1)	Intangible assets as of December 31, 2024 and 2025 are as follows:

		2024
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value

		In millions of won
Software	￦	1,156,641	(844)	(976,633)	(19)	179,145
Copyrights, patents rights and other industrial rights		107,040	—	(71,231)	(9,178)	26,631
Mining rights		670,083	—	(66,938)	(573,723)	29,422
Development expenditures		1,011,550	(939)	(937,877)	—	72,734
Intangible assets under development		96,544	(3,473)	—	(8,903)	84,168
Usage rights of donated assets and others		592,680	—	(459,165)	(136)	133,379
Leasehold rights		28,185	—	(25,216)	(538)	2,431
Greenhouse gas emissions rights		135,534	—	—	—	135,534
Others		620,366	(229)	(224,410)	(12,253)	383,474

	￦	4,418,623	(5,485)	(2,761,470)	(604,750)	1,046,918

		2025
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value

		In millions of won
Software	￦	1,237,800	(804)	(1,064,876)	(19)	172,101
Copyrights, patents rights and other industrial rights		57,100	—	(42,168)	—	14,932
Mining rights		626,449	—	(16,125)	(601,636)	8,688
Development expenditures		1,033,744	(540)	(965,175)	—	68,029
Intangible assets under development		125,687	(5,044)	—	—	120,643
Usage rights of donated assets and others		602,139	—	(470,762)	(136)	131,241
Leasehold rights		28,185	—	(25,959)	(538)	1,688
Greenhouse gas emissions rights		108,300	—	—	—	108,300
Others		631,396	(136)	(243,363)	(12,224)	375,673

	￦	4,450,800	(6,524)	(2,828,428)	(614,553)	1,001,295

(2)	Changes in intangible assets for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance

		In millions of won
Software	￦	197,841	18,249	(4)	(88,985)	—	52,888	179,989
(Government grants)		(413)	—	—	229	—	(660)	(844)
Copyrights, patents rights and other industrial rights		23,491	576	(44)	(4,846)	—	7,454	26,631
Mining rights		32,165	—	(100)	(5,798)	—	3,155	29,422
Development expenditures		55,434	—	—	(25,830)	—	44,069	73,673
(Government grants)		(2,121)	—	—	1,364	—	(182)	(939)
Intangible assets under development		86,013	69,878	—	(14)	—	(68,236)	87,641
(Government grants)		(2,458)	—	—	—	—	(1,015)	(3,473)
Usage rights of donated assets and others		145,251	36	—	(11,903)	—	(5)	133,379
Leasehold rights		3,929	—	—	(960)	(538)	—	2,431
Greenhouse gas emissions rights		107,086	123	—	(416)	—	28,741	135,534
Others		388,088	3,997	(394)	(26,501)	(364)	18,877	383,703
(Government grants)		(322)	—	—	93	—	—	(229)

	￦	1,033,984	92,859	(542)	(163,567)	(902)	85,086	1,046,918

		2025
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance

		In millions of won
Software	￦	179,989	23,008	(2,267)	(89,309)	40	61,444	172,905
(Government grants)		(844)	—	—	342	—	(302)	(804)
Copyrights, patents rights and other industrial rights		26,631	390	(12)	(4,937)	(8,348)	1,208	14,932
Mining rights		29,422	30	(972)	(1,569)	—	(18,223)	8,688
Development expenditures		73,673	—	—	(27,901)	—	22,797	68,569
(Government grants)		(939)	—	—	496	—	(97)	(540)
Intangible assets under development		87,641	75,291	—	—	(30)	(37,215)	125,687
(Government grants)		(3,473)	—	—	—	—	(1,571)	(5,044)
Usage rights of donated assets and others		133,379	—	—	(11,599)	—	9,461	131,241
Leasehold rights		2,431	—	—	(743)	—	—	1,688
Greenhouse gas emissions rights		135,534	1,523	—	—	—	(28,757)	108,300
Others		383,703	2,251	(1,350)	(23,483)	(58)	14,746	375,809
(Government grants)		(229)	—	—	93	—	—	(136)

	￦	1,046,918	102,493	(4,601)	(158,610)	(8,396)	23,491	1,001,295

(3)	Significant specific intangible assets as of December 31, 2024 and 2025 are as follows:

2024
Type	Description	Currency	Amount	Remaining useful lives

	In millions of won and thousands of Australian dollars
Software	S/4HANA ERP license	KRW	4,276	2 years and 11 months
Copyrights, patents rights and other industrial rights	Contributions to APR NRC DC	KRW	12,523	3 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	8,697	1 year and 11 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	5,799	5 years and 6 months
Others	Occupancy and use of public waters	KRW	65,389	12 years and 1 month
	Greenhouse gas emissions rights	KRW	135,534	—
	Business rights	KRW	143,216	24 years and 11 months

(*)	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

2025
Type	Description	Currency	Amount	Remaining useful lives

	In millions of won and thousands of Australian dollars
Software	S/4HANA ERP license	KRW	2,810	1 years and 11 months
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	4,159	11 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	4,745	4 years and 6 months
Others	Occupancy and use of public waters	KRW	59,977	11 years and 1 month
	Greenhouse gas emissions rights	KRW	108,300	—
	Business rights	KRW	143,216	24 years and 11 months

(*)	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

(4)	For the years ended December 31, 2023, 2024 and 2025, the Company recognized research and development expenses of ￦ 717,561 million, ￦ 773,931 million and ￦ 794,917 million, respectively.